UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001
                                                -------------------

Check here if Amendment [X]; Amendment Number:    7
                                                -----
         This Amendment (Check only one.): [X] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Clincher Capital Corporation
                  -------------------------------------------------
Address:          227 West Monroe Street, Suite 4800
                  -------------------------------------------------
                  Chicago, Illinois   60606
                  -------------------------------------------------

Form 13F File Number:  28-05461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David S. Richter
         ---------------------------------------------------
Title:    President
         ---------------------------------------------------
Phone:    (312) 739-2138
         ---------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ David S. Richter           Chicago, Illinois         November 21, 2001
---------------------------  -------------------------    ---------------------
       [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager

Form 13F File Number                Name

28-05459                            Waveland International, Ltd.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     1
                                               -----------------

Form 13F Information Table Entry Total:                12
                                               -----------------

Form 13F Information Table Value Total:        $      514
                                                ----------------
                                                   (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.             Form 13F File Number       Name


        1           28-05463                   David  S. Richter
    ---------                                  -----------------------------


                                                         Form 13F Information Table

 Column 1        Column 2   Column 3    Column 4                 Column 5   Column 6     Column 7                     Column 8
                                                                                                                 Voting Authority
                 Title of                Value    Shrs or    Sh/   Put/     Investment    Other
 Name of Issuer  Class       CUSIP      (X$1000)  Prn Amt    Prn   Call     Discretion   Managers      Sole      Shared       None


CIGNA CORP       COM        125509109      41        500       SH              DEFINED      1, 2         500

BOCA RESORTS
INC              CL A       09688T106      40      4,000       SH              DEFINED      1, 2       4,000

HEARTLAND        UT LTD
PARTNERS LP      PARTNER    422357103       6        400       SH              DEFINED      1, 2         400

LAKES GAMING
INC              COM        51206P109      39      7,000       SH              DEFINED      1, 2       7,000

DYCOM INDS
INC              COM        267475101      41      3,500       SH              DEFINED      1, 2       3,500


MAXXAM INC       COM        577913106      40      2,000       SH              DEFINED      1, 2       2,000


F M C CORP       COM        302491303      37        750       SH              DEFINED      1, 2         750

INTERACTIVE
DATA CORP        COM        45840J107      66      5,000       SH              DEFINED      1, 2       5,000

CITIZENS
COMMUNICATIONS
CO               COM        17453B101      47      5,000       SH              DEFINED      1, 2       5,000

NEWELL
RUBBERMAID
INC              COM        651229106      45      2,000       SH              DEFINED      1, 2       2,000

READERS DIGEST   CL A
ASSN INC         NON VTG    755267101      55      3,000       SH              DEFINED      1, 2       3,000

SUIZA FOODS
CORP             COM        865077101      57        900       SH              DEFINED      1, 2         900

